Financial instruments-Risk management and fair value - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Mark to market derivative income (expense)	$ 0	$ 0
Debt including current maturities	1,444,303	1,425,633
Investments at Fair Value	$ 95,500	$ 124,700
Interest rate and cashflow risk [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate on derivatives	100.00%
Change in interest expense	$ 1,900
Increase decrease in fair value of debt	$ 16,600
Brazil, Brazil real [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	8.00%	8.10%
Colombia, pesos [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	12.10%	13.60%
Argentina, pesos [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	4.60%	2.00%
Chilean peso [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	3.20%	1.79%
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange risk revenue	63.30%
Percentage of foreign exchange risk expenses	77.30%
Borrowing due through 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities		$ 896,607
Fixed interest rates	1.73% to 3.95%
Fixed Rated Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 983,100
Variable Rated Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 191,100
Fuel derivative instruments [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument hypothetical increases percentage	10.00%
Fuel derivative instruments [member] | 2022 projection [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument expense increase	$ 101,000